CONSOLIDATING FINANCIAL STATEMENTS - CONSOLIDATING BALANCE SHEET (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Real estate properties
Land and buildings	$ 6,743,958			$ 3,223,785
Less accumulated depreciation	(1,019,150)			(821,712)
Real estate properties - net	5,724,808			2,402,073
Investment in direct financing leases	587,701			539,232
Mortgage notes receivable	679,795			648,079
Real estate properties, total	6,992,304			3,589,384
Other investments - net	89,299			48,952
Total investments	7,081,603			3,638,336
Assets held for sale - net	6,599			12,792
Total investments	7,088,202			3,651,128
Cash and cash equivalents	5,424			4,489	$ 2,616	$ 1,711
Restricted cash	14,607			29,076
Accounts receivable - net	203,862			168,176
Goodwill	645,683	$ 554,749	$ 543,093
Other assets	61,231			68,776
Total assets	8,019,009			3,921,645
LIABILITIES AND EQUITY
Revolving line of credit	230,000			85,000
Term loans	750,000			200,000
Secured borrowings	236,204			251,454
Unsecured borrowings - net	2,352,882			1,842,049
Accrued expenses and other liabilities	333,706			141,815
Deferred income taxes	15,352
Total liabilities	3,918,144			2,520,318
Equity:
Common stock	18,740			12,761
Common stock - additional paid-in-capital	4,609,474			2,136,234
Cumulative net earnings	1,372,522			1,147,998
Cumulative dividends paid	(2,254,038)			(1,895,666)
Accumulated other comprehensive income (loss)	(8,712)
Total stockholders' equity	3,737,986			1,401,327	1,300,103	1,011,329
Noncontrolling interest	362,879
Total equity	4,100,865			1,401,327	1,300,103	1,011,329
Total liabilities and equity	8,019,009			3,921,645
Issuer & Subsidiary Guarantors
Real estate properties
Land and buildings	6,184,507			3,140,325
Less accumulated depreciation	(991,314)			(810,093)
Real estate properties - net	5,193,193			2,330,232
Investment in direct financing leases	587,701			539,232
Mortgage notes receivable	679,795			648,079
Real estate properties, total	6,460,689			3,517,543
Other investments - net	89,299			48,952
Total investments	6,549,988			3,566,495
Assets held for sale - net	6,599			12,792
Total investments	6,556,587			3,579,287
Cash and cash equivalents	1,592			4,489	$ 2,616	$ 1,711
Restricted cash	8,058			22,883
Accounts receivable - net	196,107			165,188
Goodwill	630,404
Investment in affiliates	300,409			24,886
Other assets	53,732			61,867
Total assets	7,746,889			3,858,600
LIABILITIES AND EQUITY
Revolving line of credit	230,000			85,000
Term loans	750,000			200,000
Secured borrowings				194,038
Unsecured borrowings - net	2,352,882			1,842,049
Accrued expenses and other liabilities	326,815			136,186
Intercompany payable	(13,673)
Total liabilities	3,646,024			2,457,273
Equity:
Common stock	18,740			12,761
Common stock - additional paid-in-capital	4,609,474			2,136,234
Cumulative net earnings	1,372,522			1,147,998
Cumulative dividends paid	(2,254,038)			(1,895,666)
Accumulated other comprehensive income (loss)	(8,712)
Total stockholders' equity	3,737,986
Noncontrolling interest	362,879
Total equity	4,100,865			1,401,327
Total liabilities and equity	7,746,889			3,858,600
Non - Guarantor Subsidiaries
Real estate properties
Land and buildings	559,451			83,460
Less accumulated depreciation	(27,836)			(11,619)
Real estate properties - net	531,615			71,841
Real estate properties, total	531,615			71,841
Total investments	531,615			71,841
Total investments	531,615			71,841
Cash and cash equivalents	3,832
Restricted cash	6,549			6,193
Accounts receivable - net	7,755			2,988
Goodwill	15,279
Other assets	7,499			6,909
Total assets	572,529			87,931
LIABILITIES AND EQUITY
Secured borrowings	361,460			57,416
Accrued expenses and other liabilities	6,891			5,629
Deferred income taxes	15,352
Intercompany payable	13,673			17,250
Total liabilities	397,376			80,295
Equity:
Equity investment in affiliates	156,830
Cumulative net earnings	18,246			7,636
Accumulated other comprehensive income (loss)	77
Total stockholders' equity	175,153
Total equity	175,153			7,636
Total liabilities and equity	572,529			87,931
Elimination Company
Real estate properties
Investment in affiliates	(300,409)			(24,886)
Total assets	(300,409)			(24,886)
LIABILITIES AND EQUITY
Secured borrowings	(125,256)
Intercompany payable				(17,250)
Total liabilities	(125,256)			(17,250)
Equity:
Equity investment in affiliates	(156,830)
Cumulative net earnings	(18,246)			(7,636)
Accumulated other comprehensive income (loss)	(77)
Total stockholders' equity	(175,153)
Total equity	(175,153)			(7,636)
Total liabilities and equity	$ (300,409)			$ (24,886)